Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	As of December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$11,100	$3,238	$7,862	$11,100	$2,494	$8,606
Customer database	1,300	1,300	-	1,300	1,300	-
	12,400	4,538	7,862	12,400	3,794	8,606
Non-amortizable intangible assets:
Trade names and trademarks	18,000	-	18,000	18,000	-	18,000
	$30,400	$4,538	$25,862	$30,400	$3,794	$26,606

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending December 31,
2018	$746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
$7,862